Financial Instruments - Schedule of Liabilities As Per Statement Of Financial Position (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Book value	R$ 16,324,207	R$ 13,431,108
Other liabilities	586,508	80,619
Accounts payable to clients
Disclosure of financial liabilities [line items]
Book value	9,172,353	6,500,071
Trade accounts payable
Disclosure of financial liabilities [line items]
Book value	180,491	97,825
Loans and financing
Disclosure of financial liabilities [line items]
Book value	1,709,100	3,035,294
Obligations to FIDC quota holders
Disclosure of financial liabilities [line items]
Book value	4,374,550	3,710,894
Derivative financial instruments
Disclosure of financial liabilities [line items]
Book value	16,233	1,354
Other liabilities
Disclosure of financial liabilities [line items]
Book value	871,480	85,670
Banking Solutions
Disclosure of financial liabilities [line items]
Other liabilities	576,139	59,785
Amortized cost
Disclosure of financial liabilities [line items]
Book value	16,038,812	13,429,754
Amortized cost | Accounts payable to clients
Disclosure of financial liabilities [line items]
Book value	9,172,353	6,500,071
Amortized cost | Trade accounts payable
Disclosure of financial liabilities [line items]
Book value	180,491	97,825
Amortized cost | Loans and financing
Disclosure of financial liabilities [line items]
Book value	1,709,100	3,035,294
Amortized cost | Obligations to FIDC quota holders
Disclosure of financial liabilities [line items]
Book value	4,374,550	3,710,894
Amortized cost | Derivative financial instruments
Disclosure of financial liabilities [line items]
Book value	0	0
Amortized cost | Other liabilities
Disclosure of financial liabilities [line items]
Book value	602,318	85,670
FVPL
Disclosure of financial liabilities [line items]
Book value	282,736	1,354
FVPL | Accounts payable to clients
Disclosure of financial liabilities [line items]
Book value	0	0
FVPL | Trade accounts payable
Disclosure of financial liabilities [line items]
Book value	0	0
FVPL | Loans and financing
Disclosure of financial liabilities [line items]
Book value	0	0
FVPL | Obligations to FIDC quota holders
Disclosure of financial liabilities [line items]
Book value	0	0
FVPL | Derivative financial instruments
Disclosure of financial liabilities [line items]
Book value	13,574	1,354
FVPL | Other liabilities
Disclosure of financial liabilities [line items]
Book value	269,162	0
FVOCI
Disclosure of financial liabilities [line items]
Book value	2,659	0
FVOCI | Accounts payable to clients
Disclosure of financial liabilities [line items]
Book value	0	0
FVOCI | Trade accounts payable
Disclosure of financial liabilities [line items]
Book value	0	0
FVOCI | Loans and financing
Disclosure of financial liabilities [line items]
Book value	0	0
FVOCI | Obligations to FIDC quota holders
Disclosure of financial liabilities [line items]
Book value	0	0
FVOCI | Derivative financial instruments
Disclosure of financial liabilities [line items]
Book value	2,659	0
FVOCI | Other liabilities
Disclosure of financial liabilities [line items]
Book value	R$ 0